Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Non-capital losses	$ 7,909	$ 8,187
Financing fees	3,478	2,175
Other deferred tax assets	632	928
Restricted interest and financing expenses	3,493	1,138
Royalties, streaming and other mineral interests	(134,018)	(132,009)
Convertible debentures	0	(4,242)
Other deferred tax liabilities	(336)	(222)
Deferred income tax liabilities, net	$ (118,842)	$ (124,045)